Share-Based Payments - Additional information (Details)		1 Months Ended	6 Months Ended
	Aug. 01, 2021	Jul. 31, 2021 EUR (€)	Jun. 30, 2023 EUR (€) shares € / shares	Jun. 30, 2023 EUR (€) shares € / shares $ / shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted	25.00%
Number of options, Granted | shares			4,558,729
Number of options outstanding | shares			13,966,164	13,966,164		11,146,861
Outstanding options, exercisable | shares			4,189,605	4,189,605
Exercise price, granted | $ / shares				$ 11.01
Exchange ratio					2.13
Weighted average remaining contractual life			9 years
Vesting period	4 years		4 years
Expected dividend rate			0.00%
Share based payment liabilities			€ 2,951,000	$ 2,951,000
Payments for share issue costs		€ 708,571
Liability for unvested Ordinary Shares			€ 192,000	$ 192,000
Business Combination Agreement | Participating Optionholders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Earnout shares | shares			160,404	160,404
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Par value per share | € / shares			€ 0.12	$ 0.12
Ordinary shares vested | shares			443,901
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life			10 years
Vesting after One Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted			25.00%
Vesting in Equal Installments Over Next Following Three Years
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting percentage of share options granted	75.00%		75.00%
Share-based Payment Arrangement, Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share based payment expense recognized for equity settled option			€ 12,100,000		€ 300,000
Share based payment liabilities			2,800,000	$ 2,800,000		€ 100,000
Expense for the employer social security contributions			€ 1,100,000		€ 0.0